Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Amortized cost	$ 89,590	$ 57,367
Allowance for credit losses on debt securities at FVOCI	23	(3)
Gross unrealized gains on securities measured at FVOCI	652	532
Gross unrealized losses on securities measured at FVOCI	1,284	213
Securities measured at fair value through other comprehensive income [member] | Commercial mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	2,344	2,051
Gross unrealized gains on securities measured at FVOCI	0	1
Gross unrealized losses on securities measured at FVOCI	144	6
Fair value	2,200	2,046
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 45,205	$ 44,784